Cover Page	May 07, 2025
Cover [Abstract]
Document Type	8-K
Document Period End Date	May 07, 2025
Entity Registrant Name	NOODLES & COMPANY
Entity Central Index Key	0001275158
Amendment Flag	false
Entity Incorporation, State or Country Code	DE
Entity File Number	001-35987
Entity Tax Identification Number	84-1303469
Entity Address, Address Line One	520 Zang Street, Suite D
Entity Address, City or Town	Broomfield,
Entity Address, State or Province	CO
Entity Address, Postal Zip Code	80021
City Area Code	720
Local Phone Number	214-1900
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Class A common stock
Trading Symbol	NDLS
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false